Revenue and Consolidated Segment Data (Tables)	6 Months Ended
Jun. 30, 2026
Revenue and Consolidated Segment Data [Abstract]
Schedule of Disaggregation Information of Revenue by Service Type

Disaggregation information of revenue by service type which was recognized based on the nature of performance obligation disclosed above is as follows:

	For the six months ended June 30,
		Percentage of Total		Percentage of Total
Service Type	2026	Revenue	2025	Revenue

Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV)	$6,699,793	36.7%	$6,297,955	36.7%
Cash-In-Transit – Dedicated Vehicle to Banks (CIT DV)	1,891,235	10.4%	1,914,764	11.2%
ATM Management	3,476,702	19.0%	3,349,420	19.5%
Cash Processing (CPC)	2,401,057	13.1%	2,133,633	12.4%
Cash Center Operations (CCT)	909,882	5.0%	903,368	5.3%
Consolidate Cash Center (CCC)	354,358	1.9%	285,110	1.7%
Smart Cash Solution	2,288,577	12.5%	2,176,285	12.7%
Others*	7,259	0.0%	-	-%
Core AI&Robotics Solutions	226,737	1.3%	107,470	0.5%
Smart Retail Solutions	14,990	0.1%	-	-%
Total	$18,270,590	100.0%	$17,168,005	100.0%

*	Others primarily consist of revenues from international shipment with other minor items.

Schedule of Information by Segment

Selected information by segment is presented in the following tables for the six months ended June 30, 2026 and 2025:

For the six months ended 30 June, 2026	Secured Logistics Business	AI&Robotics Solution Business	Total

Total segment revenue	$18,029,344	$254,713	$18,284,057
Inter-segment revenue	(481)	(12,986)	(13,467)
Revenue from external customers	$18,028,863	$241,727	$18,270,590

For the six months ended 30 June, 2025 (Restated)	Secured Logistics Business	AI&Robotics Solution Business	Total

Total segment revenue	$17,060,580	$138,159	$17,198,739
Inter-segment revenue	(45)	(30,689)	(30,734)
Revenue from external customers	$17,060,535	$107,470	$17,168,005

	For the six months ended June 30,
Operating (loss)/profit	2026	2025
		(Restated)
Secured Logistics Business	$(958,681)	$541,031
AI&Robotics Solution Business	(658,587)	(1,109,880)
Corporate and others (1)	(1,658,330)	(1,718,464)
Operating loss from continuing operations	(3,275,598)	(2,287,313)
Total other income from three segments	162,291	60,485
Foreign exchange (gain) losses, net:
- Secured Logistics Business	(4,889)	(4,793)
- AI&Robotics Solution Business	(30,854)	1,865
- Corporate and others	(20,811)	(16,138)
Finance income (costs), net:
- Secured Logistics Business	(140,840)	(56,670)
- AI&Robotics Solution Business	(18,697)	(6,153)
- Corporate and others	273,114	313,026
Loss before income tax from continuing operations	(3,056,284)	(1,995,691)
Income tax expense	(64,191)	(48,177)
Net loss for the period from continuing operations	(3,120,475)	(2,043,868)
Net loss for the period from discontinued operations	(7,171)	(183,254)
Net loss for the period	(3,127,646)	(2,227,122)

Net loss for the period attributable to:
Net loss attributable to equity holders of the Company	(3,100,599)	(2,236,077)
Less: net (loss)/profit attributable to the non-controlling interests	(27,047)	8,955
Net loss for the period	$(3,127,646)	$(2,227,122)

(1)	Includes non-cash compensation, legal and professional fees and consultancy fees for the Company.

Schedule of Depreciation and Amortization by Segment

Depreciation and amortization by segment as of June 30, 2026 and December 31, 2025 are as follows:

	For the six months ended June 30,
Depreciation and amortization:	2026	2025
Secured Logistics Business	$1,493,574	$1,379,046
AI&Robotics Solution Business	219,692	201,853
Corporate and others	15,403	15,464
	$1,728,669	$1,596,363

Schedule of the Assets and Liabilities by Segment

Total assets and liabilities by segment as of June 30, 2026 and December 31, 2025 are as follows:

Total assets	As of June 30, 2026	As of December 31, 2025
Secured Logistics Business	$23,676,490	$25,890,499
AI&Robotics Solution Business	3,780,749	3,770,157
General Security Solutions*	-	1,150,324
Corporate and others	16,754,696	18,282,830
	$44,211,935	$49,093,810

*	As of December 31, 2025, the total assets for general security solutions segment were presented as assets held for sale on the consolidated balance sheets. As of June 30, 2026, the Company had completed the disposal of this segment.

Total liabilities	As of June 30, 2026	As of December 31, 2025
Secured Logistics Business	$12,790,108	$12,827,644
AI&Robotics Solution Business	752,316	612,216
General Security Solutions*	-	1,111,804
Corporate and others	101,279	435,011
	$13,643,703	$14,986,675

*	As of December 31, 2025, the total liabilities for general security solutions segment were presented as liabilities directly associated with assets held for sale on the consolidated balance sheets. As of June 30, 2026, the Company had completed the disposal of this segment.

Schedule of Total Non-Current Assets

Total non-current assets by geographical segment as of June 30, 2026 and December 31, 2025 are as follows:

Total non-current assets	As of June 30, 2026	As of December 31, 2025
The PRC (including Hong Kong and Macau)	$1,603,996	$1,312,730
Thailand	6,974,222	7,356,628
	$8,578,218	$8,669,358